Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2023	1,080	704	1,250	718	3,752
Additions	127	55	141	2,055	2,378
Transfers	—	578	140	(718)	—
Other	—	—	(7)	—	(7)
Exchange differences	(25)	(23)	(23)	—	(71)
Cost at December 31, 2023	1,182	1,314	1,501	2,055	6,052
Additions	142	11	314	692	1,159
Disposals	—	—	(28)	—	(28)
Transfers	—	488	—	(488)	—
Other	—	—	93	—	93
Exchange differences	32	23	22	—	77
Cost at December 31, 2024	1,356	1,836	1,902	2,259	7,353
Depreciation
Opening accumulated depreciation January 1, 2023	(677)	(302)	(313)	—	(1,292)
Depreciation charge	(160)	(145)	(297)	—	(602)
Exchange differences	17	8	5	—	30
Depreciation at December 31, 2023	(820)	(439)	(605)	—	(1,864)
Depreciation charge	(164)	(219)	(327)	—	(710)
Disposals	—	—	21	—	21
Exchange differences	(23)	(13)	(11)	—	(47)
Depreciation at December 31, 2024	(1,007)	(671)	(922)	—	(2,600)
Net book value at December 31, 2023	362	875	896	2,055	4,188
Net book value at December 31, 2024	349	1,165	980	2,259	4,753

In 2024, acquisitions were mainly related to the US production line under construction for an amount of €0.7 million (2023: €2.1 million), laboratory equipment for an amount of €314,000 (2023: €141,000) and furniture and office equipment for an amount of €142,000 (2023: €127,000). The total amount of purchases of property, plant and equipment in the consolidated statements of cash flow is higher than the additions due to the tax incentive relating to investments of 2024 amounting to €6,000 (2023: €122,000).

There has been a transfer from assets under construction for an amount of €488,000 to leasehold improvement (2023: €0.6 million).

The line Other in 2024 includes a correction of the tax incentive in Belgium on the investments of 2023 for an amount of €93,000. The line Other in 2023 relates to tax incentives in Belgium on the investments of 2022. We refer to note 10 for more details.

The depreciation charge amounts to €0.7 million in 2024 and to €0.6 million in 2023.